CONDENSED CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR
ASSETS:
Cash and cash equivalents	$ 3,687.5	228,331.5	370,835.2
Term placements	3,124.6	193,477.8	176,481.7
Investments held for trading, at fair value	600.3	37,172.5	65,077.9
Investments available for sale, at fair value [includes restricted investments of Rs. 670,603.5 and Rs. 730,463.5 (US$ 11,796.9), respectively]	18,056.0	1,118,027.0	908,824.3
Securities purchased under agreements to resell	618.8	38,316.1	57,322.6
Loans [net of allowance of Rs. 42,613.2 and Rs. 45,823.7 (US$ 740.0), respectively]	54,950.8	3,402,552.1	3,185,648.1
Accrued interest receivable	652.0	40,371.2	40,388.5
Property and equipment, net	502.2	31,099.3	31,369.1
Intangible assets, net	0.3	20.5	231.0
Goodwill	1,210.2	74,937.9	74,937.9
Other assets	2,517.1	155,856.1	214,291.0
Total assets	85,919.8	5,320,162.0	5,125,407.3
Liabilities:
Interest-bearing deposits	53,742.9	3,327,758.5	3,057,154.5
Non-interest-bearing deposits	9,304.1	576,107.9	612,845.6
Total deposits	63,047.0	3,903,866.4	3,670,000.1
Securities sold under repurchase agreements	242.2	15,000.0	0
Short-term borrowings	1,688.8	104,571.9	150,775.5
Accrued interest payable	627.8	38,870.5	27,734.7
Long-term debt	6,560.4	406,221.4	395,208.6
Accrued expenses and other liabilities	4,474.9	277,094.7	348,687.7
Total liabilities	76,641.1	4,745,624.9	4,592,406.6
Commitments and contingencies (see note 14)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares; issued and outstanding 2,399,050,435 shares and 2,414,322,155 shares, as of March 31, 2014 and September 30, 2014, respectively	78.0	4,828.6	4,798.1
Additional paid-in capital	4,562.1	282,484.9	271,709.6
Retained earnings	3,210.3	198,781.7	175,105.9
Statutory reserve	1,483.9	91,883.5	91,883.5
Accumulated other comprehensive income (loss)	(67.6)	(4,183.7)	(11,590.4)
Total HDFC Bank Limited shareholders' equity	9,266.7	573,795.0	531,906.7
Noncontrolling interest in subsidiaries	12.0	742.1	1,094.0
Total shareholders' equity	9,278.7	574,537.1	533,000.7
Total liabilities and shareholders' equity	$ 85,919.8	5,320,162.0	5,125,407.3